Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B		Additional paid-in capital	Statutory surplus reserve	Retained Earnings	Accumulated other comprehensive loss	Total Lichen International Limited shareholders’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2023		$ 1	[1]	$ 0	[2]	$ 14,893	$ 1,737	$ 48,222	$ (3,433)	$ 61,420		$ 61,420
Balance (in Shares) at Dec. 31, 2023		87,500	[1]	45,000
Net (loss) income								767		767		767
Ordinary shares issue for cash		$ 1	[1]			7,266				7,267		7,267
Ordinary shares issue for cash (in Shares)	[1]	51,900
Share based compensation (Note 16)			[1]			1,009				1,009		1,009
Share based compensation (Note 16) (in Shares)	[1]	4,350
Foreign currency translation									(681)	(681)		(681)
Balance at Jun. 30, 2024		$ 2	[1]	$ 0	[2]	23,168	1,737	48,989	(4,114)	69,782		69,782
Balance (in Shares) at Jun. 30, 2024		143,750	[1]	45,000
Balance at Dec. 31, 2024		$ 4	[1]	$ 0	[2]	33,355	1,737	42,083	(3,997)	73,182	$ 2,383	75,565
Balance (in Shares) at Dec. 31, 2024		449,500	[1]	45,000
Net (loss) income								(9,356)		(9,356)	174	(9,182)
Ordinary shares issue for cash		$ 2	[1]			3,050				3,052		3,052
Ordinary shares issue for cash (in Shares)	[1]	212,500
Business acquisition						(2,781)				(2,781)	$ (2,557)	(5,338)
Round-up shares (in Shares)	[1]	54,825
Foreign currency translation									154	154		154
Balance at Jun. 30, 2025		$ 6	[1]	$ 0	[2]	$ 33,624	$ 1,737	$ 32,727	$ (3,843)	$ 64,251		$ 64,251
Balance (in Shares) at Jun. 30, 2025		716,825	[1]	45,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	represents amount less than $1,000.